Other Comprehensive Loss	12 Months Ended
Dec. 31, 2017
Other Comprehensive Loss
Other Comprehensive Loss

Note 14: Other Comprehensive Loss

The following table summarizes the activity related to each component of other comprehensive loss:

	Foreign	Defined Benefit	Accumulated
	Currency	Pension and	Other
	Translation	Retiree Health	Comprehensive
(Amounts presented net of taxes)	Gains (Losses)	Benefit Plans	Loss
Beginning balance at January 1, 2015	$(63.0)	$(3.5)	$(66.5)
Net other comprehensive income (loss)	(143.6)	(11.8)	(155.4)
Balance at December 31, 2015	(206.6)	(15.3)	(221.9)
Net other comprehensive income (loss)	(230.7)	(4.3)	(235.0)
Balance at December 31, 2016	(437.3)	(19.6)	(456.9)
Net other comprehensive income (loss)	210.1	(9.8)	200.3
Ending balance at December 31, 2017	$(227.2)	$(29.4)	$(256.6)